Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, Plant and Equipment
13. PROPERTY, PLANT AND EQUIPMENT

	2019	2018
Cost	95,006,813	80,642,194
Accumulated depreciation	(49,985,649)	(46,986,837)

Total	45,021,164	33,655,357

Land	520,967	503,140
Plant and buildings	7,752,256	7,883,545
Machinery, equipment and spare parts	14,762,947	15,207,830
Transport and load vehicles	1,665,525	1,869,737
Furniture and fixtures	56,671	62,394
Quarries	3,327,855	3,018,008
Tools	40,760	41,644
Construction in progress	16,894,183	5,069,059

Total	45,021,164	33,655,357

Construction in progress relates to the new L´Amalĺ II cement plant in the city of Olavarrĺa, province of Buenos Aires, which is under construction. As of the date of this consolidated financial statements, and in compliance with Decree No. 297/2020 issued by the Argentine Government, as amended and extended from time to time, which provides for social, preventive and mandatory isolation, we have temporarily suspended the construction project of the second line of cement production in our L´Amalĺ plant. Once the current restrictions are lifted, and the necessary conditions to resume the execution of the project are in place, we expect to set a new timetable to complete the expansion project, with a total invested amount as of December
31, 2019 for 15,684,774.
The Group has taken several borrowings and has used instruments to pay accounts payable in foreign currency in order to fund a part of this investment mentioned. IAS 23, Borrowing costs, states that borrowing costs that are directly attributable to the acquisition, construction or production of an eligible asset that requires a substantial period before being ready for use, are capitalized as part for the cost of said asset, except for the portion of these costs that compensate the creditor for the effects of inflation. All other borrowing costs are accounted for as expenses in the period in which they are incurred. Borrowing costs include interest, foreign exchange gains / (losses) and other costs incurred by the Group in connection with eth execution of the respective borrowing agreements.
Given that the Group’s indebtedness mentioned is mainly in foreign currency, it evaluate as of the end of each reporting period ate if foreign exchange gains / (losses) originating on those debts attributable to the construction of the asset mentioned are an adjustment of the costs for interest on those loans that have to be capitalized together with such interest. On the basis of the above, the Group has capitalized interest and foreign exchange gains / (losses) for an amount of 479 million in 2019, taking, to that end, as a maximum cap of said capitalization which would have corresponded to a rate equivalent in pesos net of the effects of inflation on the liabilities they generate.
The actual interest rate, that is, net of the effect of exposure to inflation, used to determine such cap for the capitalization of actual costs for loans (interest and foreign exchange losses) to be capitalized amounted to 18.17%.

Cost

	Land	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Quarries	Tools	Construction in progress	Total
Balances as of January 1, 2018	498,330	22,172,679	33,015,771	5,490,511	1,655,874	6,993,296	267,085	1,323,309	71,416,855

Effect of foreign currency exchange differences	4,810	15	1,636,899	2,209	1,646	100,107	—	31,520	1,777,206
Additions	—	36,956	—	335,140	15,598	1,350,192	12,079	5,789,826	7,539,791
Disposals	—	—	(71,128)	(20,530)	—	—	—	—	(91,658)
Transfers	—	830,483	1,245,113	—	—	—	—	(2,075,596)	—

Balances as of December 31, 2018	503,140	23,040,133	35,826,655	5,807,330	1,673,118	8,443,595	279,164	5,069,059	80,642,194
Effect of foreign currency exchange differences	(1,037)	(3)	(361,526)	(657)	(627)	(21,837)	—	(8,837)	(394,524)
Additions	—	—	—	—	—	9,159	—	14,873,403	14,882,562
Disposals	—	—	(98,959)	(24,383)	(77)	—	—	—	(123,419)
Transfers	18,864	507,670	920,099	208,543	13,336	1,356,426	14,504	(3,039,442)	—

Balances as of December 31, 2019	520,967	23,547,800	36,286,269	5,990,833	1,685,750	9,787,343	293,668	16,894,183	95,006,813

Accumulated depreciation

	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Quarries	Tools	Total
Balances as of January 1, 2018	(14,584,453)	(18,740,593)	(3,534,268)	(1,590,800)	(4,578,206)	(221,786)	(43,250,106)

Effect of foreign currency exchange differences	(15)	(410,515)	(1,841)	(784)	(27,070)	—	(440,225)
Disposals	—	71,128	20,530	—	—	—	91,658
Depreciations charge	(572,120)	(1,538,845)	(422,014)	(19,140)	(820,311)	(15,734)	(3,388,164)

Balances as of December 31, 2018	(15,156,588)	(20,618,825)	(3,937,593)	(1,610,724)	(5,425,587)	(237,520)	(46,986,837)
Effect of foreign currency exchange differences	3	104,697	420	199	8,603	—	113,922
Disposals	—	66,679	23,602	19	—	—	90,300
Depreciations charge	(638,959)	(1,075,873)	(411,737)	(18,573)	(1,042,504)	(15,388)	(3,203,034)

Balances as of December 31, 2019	(15,795,544)	(21,523,322)	(4,325,308)	(1,629,079)	(6,459,488)	(252,908)	(49,985,649)